Employee Retirement and Other Postretirement Benefits	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Retirement and Other Postretirement Benefits
9)	Employee Retirement and Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
The Parent sponsors a qualified pension plan and a postretirement healthcare plan which cover eligible Company employees and retirees. These defined benefit plans include both Company eligible employees and other employees of the Parent (“Shared” plans) and are accounted for as multiemployer benefit plans and the related net benefit plan assets and obligations are not included in the Company’s
Combined balance sheets
. A portion of the related net periodic benefit plan cost has been allocated to the Company based on an estimated cost per plan participant and allocations of corporate and other shared functional personnel. The Company recorded expense of $23 thousand and $70 thousand for the three months ended September 25, 2022 and September 26, 2021, respectively, and $45 thousand and $162 thousand for the nine months ended September 25, 2022 and September 26, 2021, respectively, for the Company’s allocation of net periodic pension and healthcare plan costs related to the Company’s employees. The Company is not required to make any contributions to the plans sponsored by the Parent.
Defined Contribution Plans
The Parent has various defined contribution benefit plans that in total cover substantially all full-time employees. Employees can make voluntary contributions in accordance with the provisions of their respective plan, which includes a
401(k)-tax
deferral option.
On March 1, 2022, the Company established a LiveWire 401(k) plan for the benefit of the Company’s employees. In connection with the establishment of the LiveWire 401(k) plan, the Parent made all employer contributions to its 401(k) plan on behalf of the Company’s employees, prorated for the portion of the plan year ending March 1, 2022. Upon the establishment of the LiveWire 401(k) plan, each of the Company’s employees then-participating in the Parent’s 401(k) plan became fully vested in his or her account balance under the Parent’s 401(k) plan and their account balances under the Parent’s 401(k) plan were transferred to the LiveWire 401(k) plan.

The Company expensed $563 thousand and $276 thousand for the three months ended September 25, 2022 and September 26, 2021, respectively, and $1,396 thousand and $663 thousand for the nine months ended September 25, 2022 and September 26, 2021, respectively, related to defined contribution benefits plans contributions.

11) Employee Retirement and Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
The Parent sponsors a qualified pension plan and a postretirement healthcare plan which cover eligible Company employees and retirees. These defined benefit plans include both Company eligible employees and other employees of the Parent (“Shared” plans) and are accounted for as multiemployer benefit plans and the related net benefit plan assets and obligations are not included in the Company’s
Combined balance sheets
. A portion of the related net periodic benefit plan cost has been allocated to the Company based on an estimated cost per plan participant and allocations of corporate and other shared functional personnel. The Company recorded income of $11 thousand, expenses of $123 thousand and $96 thousand for the years ended December 31, 2021, 2020 and 2019, respectively, for the Company’s allocation of net periodic pension and healthcare plan costs related to the Company’s employees. In 2021, the allocation of net periodic pension costs includes a curtailment gain recorded in connection with the Parent’s decision to cease benefit accruals for salaried employees after December 31, 2022. The Company is not required to make any contributions to the plans sponsored by the Parent.
Defined Contribution Plans
The Parent has various defined contribution benefit plans that in total cover substantially all full-time employees. Employees can make voluntary contributions in accordance with the provisions of their respective plan, which includes a
401(k)-tax
deferral option. The Parent makes additional contributions to the plans on behalf of the employees and the Company expensed $903 thousand, $674 thousand and $323 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.